Related Party Transactions (Details) - USD ($)		1 Months Ended							9 Months Ended	12 Months Ended
	Aug. 02, 2021	Oct. 17, 2022	Mar. 29, 2022	Oct. 20, 2021	Jul. 21, 2020	Jul. 17, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share)										$ 1
Business combination term									1 year	1 year
Price per warrant (in Dollars per share)									$ 1
Private placement, description					in connection with the underwriters’ exercise of the over-allotment option in full, the Sponsor purchased an additional 375,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant. The Private Placement Warrants were deemed to be derivative warrant liabilities at issuance and recorded at fair value. Amounts paid by the Sponsor in excess of the warrants fair value ($2,473,094) was treated as a capital contribution. Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7).
Aggregate principal borrow amount								$ 300,000
Outstanding balance						$ 246,330
Outstanding borrowings	$ 300,000			$ 1,561,667					$ 2,161,667	$ 600,000
Working capital loans										1,500,000
Incurred amount										$ 13,900	$ 2,995
Shares subject to forfeiture (in Shares)							468,750
Issued and outstanding percentage							20.00%
Subject to forfeiture (in Shares)							468,750
Aggregate principal amount								$ 300,000	600,000,000
Working capital loan									$ 1,500,000
Private Placement Warrant [Member]
Related Party Transactions (Details) [Line Items]
Purchase of warrant (in Shares)									4,000,000	4,000,000
Price per warrant (in Dollars per share)									$ 1	$ 1
Aggregate purchase price									$ 4,000,000	$ 4,000,000
Private placement, description					in connection with the underwriters’ exercise of the over-allotment option in full, the Sponsor purchased an additional 375,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant. The Private Placement Warrants were deemed to be derivative warrant liabilities at issuance and recorded at fair value. Amounts paid by the Sponsor in excess of the warrants fair value ($2,473,094) were treated as a capital contribution. Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7).
Business combination, description									The Company issued an unsecured promissory note, dated March 29, 2022, in the amount of up to $1,000,000, to the Sponsor (the “Working Capital Note”). The proceeds of the Working Capital Note will be used for costs in connection with the Company’s initial Business Combination or as general working capital. The Working Capital Note is non-interest bearing and payable (subject to the waiver against trust provisions) on the earlier of (i) the date on which the initial Business Combination is consummated or (ii) the date of the Company’s liquidation. The Working Capital Note is not convertible into equity or warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. At September 30, 2022 and December 31, 2021, the Company had $519,617 and $0, respectively, in outstanding borrowings under the Working Capital Note.	Such warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2021 and 2020, the Company had no outstanding borrowings under the convertible Working Capital Loans.
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares consideration (in Shares)								2,875,000
Dividend [Member]
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share)							$ 0.25
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share)									$ 12	$ 12
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount		$ 153,655
Promissory Notes [Member]
Related Party Transactions (Details) [Line Items]
Unsecured promissory note	300,000
Promissory Note One [Member]
Related Party Transactions (Details) [Line Items]
Unsecured promissory note	$ 300,000
Promissory Note Two [Member]
Related Party Transactions (Details) [Line Items]
Unsecured promissory note				$ 300,000
Promissory Note Three [Member]
Related Party Transactions (Details) [Line Items]
Unsecured promissory note			$ 1,297,500
Promissory Note Four [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Unsecured promissory note		$ 153,655
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Amount of sponsor paid								$ 25,000
Aggregate shares (in Shares)							3,593,750